Reinsurance (Effects of Reinsurance on Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Premiums and Other Receivables, Net	$ 15,445	$ 13,226
Deferred Policy Acquisition Costs and Value of Business Acquired	17,590	17,418	$ 17,699
Total assets	33,035	30,644
Liabilities
Future policy benefits (includes $0 and $716, respectively, relating to variable interest entities)	166,701	161,266
Policyholder account balances	173,168	165,628	$ 172,315
Other policy-related balances (includes $0 and $238, respectively, relating to variable interest entities)	13,030	12,893
Other Liabilities	23,700	20,292
Total liabilities	376,599	360,079
Direct
Assets
Premiums and Other Receivables, Net	5,927	5,490
Deferred Policy Acquisition Costs and Value of Business Acquired	17,878	17,860
Total assets	23,805	23,350
Liabilities
Future policy benefits (includes $0 and $716, respectively, relating to variable interest entities)	165,186	159,868
Policyholder account balances	171,961	164,655
Other policy-related balances (includes $0 and $238, respectively, relating to variable interest entities)	12,699	12,597
Other Liabilities	18,780	16,985
Total liabilities	368,626	354,105
Assumed
Assets
Premiums and Other Receivables, Net	543	523
Deferred Policy Acquisition Costs and Value of Business Acquired	16	22
Total assets	559	545
Liabilities
Future policy benefits (includes $0 and $716, respectively, relating to variable interest entities)	1,515	1,398
Policyholder account balances	1,209	975
Other policy-related balances (includes $0 and $238, respectively, relating to variable interest entities)	324	290
Other Liabilities	405	414
Total liabilities	3,453	3,077
Ceded
Assets
Premiums and Other Receivables, Net	8,975	7,213
Deferred Policy Acquisition Costs and Value of Business Acquired	(304)	(464)
Total assets	8,671	6,749
Liabilities
Future policy benefits (includes $0 and $716, respectively, relating to variable interest entities)	0	0
Policyholder account balances	(2)	(2)
Other policy-related balances (includes $0 and $238, respectively, relating to variable interest entities)	7	6
Other Liabilities	4,515	2,893
Total liabilities	$ 4,520	$ 2,897